Share-Based Compensation - Early Exercised Options (Details) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Jul. 31, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares [Roll Forward]
Unvested balance as of beginning of year		382,039	20,940	20,940	86,032
Vested and exercisable as of December 31, 2021		4,549,923		463,816	1,375
Repurchased				(13,876)	(42,073)
Vested				(88,841)	(24,394)
Unvested balance as of end of the year				382,039	20,940
Share based Compensation Arrangement By Share based Payment Award Options Nonvested Carrying Value [Abstract]
Unvested balance as of beginning of year		$ 785,000	$ 36,000	$ 36,000	$ 115,000
Exercised				917,000	2,000
Repurchased				(23,000)	(49,000)
Vested				(145,000)	(32,000)
Unvested balance as of end of the year				785,000	36,000
Share Price		$ 6.11
Share- based compensation expense				0
Share-based Payment Arrangement, Tranche One [Member]
Share based Compensation Arrangement By Share based Payment Award Options Nonvested Carrying Value [Abstract]
Share- based compensation expense				1,233,000
Class A Common Stock
Share based Compensation Arrangement By Share based Payment Award Options Nonvested Carrying Value [Abstract]
Fair value of share-based compensation expense				4,311,000	119,000
Class AA common stock | Directors [Member]
Share based Compensation Arrangement By Share based Payment Award Options Nonvested Carrying Value [Abstract]
Number of share options issued	160,000
Share Price	$ 16.97
Share-based Payment Arrangement, Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Proceeds from unvested shares				785,000	36,000
Share based Compensation Arrangement By Share based Payment Award Options Nonvested Carrying Value [Abstract]
Share- based compensation expense		$ 7,757,000	$ 991,000	$ 6,433,000	$ 3,558,000